Expense Example, No Redemption	Dec. 31, 2025 USD ($)
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 595
Expense Example, No Redemption, 3 Years	743
Expense Example, No Redemption, 5 Years	905
Expense Example, No Redemption, 10 Years	1,373
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,554
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	609
Expense Example, No Redemption, 3 Years	788
Expense Example, No Redemption, 5 Years	982
Expense Example, No Redemption, 10 Years	1,541
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,721
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	620
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	1,785
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	1,963
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	$ 1,038